Intangible assets, net - Amortization expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Estimated amortization expenses
2022	¥ 4,097
2023	2,877
2024	1,392
Intangible assets, net	¥ 8,366	$ 1,313	¥ 5,393